UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08464
High Income Opportunities Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
October 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio

October 31, 2011

Portfolio of Investments

Corporate Bonds & Notes — 83.9%

	Principal Amount
Security	(000’s omitted)	Value

Aerospace — 0.4%

Alliant Techsystems, Inc., 6.875%, 9/15/20	$690	$712,425
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18(1)	770	779,625
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21(1)	1,915	1,948,513

		$3,440,563

Aerospace and Defense — 0.6%

TransDigm, Inc., 7.75%, 12/15/18	$4,660	$5,079,400

		$5,079,400

Air Transportation — 0.2%

American Airlines, Inc., Sr. Notes, 7.50%, 3/15/16(1)	$2,445	$2,066,025

		$2,066,025

Automotive — 0.5%

Chrysler Group, LLC, Sr. Notes, 8.25%, 6/15/21(1)	$1,815	$1,669,800
Pinafore, LLC/Pinafore, Inc., Sr. Notes, 9.00%, 10/1/18(1)	2,558	2,801,010

		$4,470,810

Automotive & Auto Parts — 3.3%

Accuride Corp., Sr. Notes, 9.50%, 8/1/18	$1,340	$1,316,550
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(1)	1,274	1,375,920
Allison Transmission, Inc., 7.125%, 5/15/19(1)	1,065	1,038,375
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(1)	3,456	3,784,320
Commercial Vehicle Group, Inc., Sr. Notes, 7.875%, 4/15/19(1)	1,095	1,073,100
Ford Motor Credit Co., LLC, Sr. Notes, 5.75%, 2/1/21	2,390	2,560,039
Ford Motor Credit Co., LLC, Sr. Notes, 8.00%, 12/15/16	4,120	4,773,436
Ford Motor Credit Co., LLC, Sr. Notes, 8.125%, 1/15/20	1,380	1,684,261
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	1,305	1,649,143
General Motors Financial Co., Inc., 6.75%, 6/1/18(1)	1,375	1,397,452
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	884	985,660
Lear Corp., 7.875%, 3/15/18	545	589,963
Meritor, Inc., 8.125%, 9/15/15	30	28,500
Meritor, Inc., 10.625%, 3/15/18	1,235	1,281,313
Navistar International Corp., 8.25%, 11/1/21	1,805	1,971,962
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(1)	2,706	2,800,710
Visteon Corp., Sr. Notes, 6.75%, 4/15/19(1)	685	667,875

		$28,978,579

Banks and Thrifts — 1.1%

Ally Financial, Inc., 8.00%, 11/1/31	$3,955	$3,964,888
Ally Financial, Inc., 8.30%, 2/12/15	4,075	4,288,937
Bank of America, N.A., 5.30%, 3/15/17	1,730	1,658,480

		$9,912,305

Broadcasting — 0.9%

AMC Networks, Inc., 7.75%, 7/15/21(1)	$1,100	$1,199,000
Crown Media Holdings, Inc., 10.50%, 7/15/19(1)	945	987,525
Cumulus Media, Inc., Sr. Notes, 7.75%, 5/1/19(1)	1,370	1,267,250
XM Satellite Radio Holdings, Inc., 13.00%, 8/1/14(1)	3,575	4,084,437

		$7,538,212

Building Materials — 0.6%

Building Materials Corp. of America, Sr. Notes, 6.75%, 5/1/21(1)	$4,030	$4,191,200
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	1,265	1,331,412

		$5,522,612

Cable / Satellite TV — 1.3%

Bresnan Broadband Holdings, LLC, 8.00%, 12/15/18(1)	$415	$431,600
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	790	829,500
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17	2,020	2,201,800
CCO Holdings, LLC/CCO Capital Corp., 7.00%, 1/15/19	420	437,850
CCO Holdings, LLC/CCO Capital Corp., 7.875%, 4/30/18	1,180	1,262,600
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20	125	135,937
CSC Holdings, LLC, Sr. Notes, 6.75%, 11/15/21(1)	2,580	2,580,000
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	3,015	3,120,525

		$10,999,812

Capital Goods — 1.3%

American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,636,200
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(1)	2,890	3,063,400
Manitowoc Co., Inc. (The), 8.50%, 11/1/20	830	867,350
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	740	795,500

See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Capital Goods (continued)

RBS Global & Rexnord Corp., 11.75%, 8/1/16	$1,870	$1,982,200
Terex Corp., Sr. Notes, 10.875%, 6/1/16	2,555	2,848,825

		$11,193,475

Chemicals — 3.0%

Celanese US Holdings, LLC, 5.875%, 6/15/21	$960	$1,021,200
Celanese US Holdings, LLC, 6.625%, 10/15/18	805	873,425
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	2,740	3,130,450
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	2,040	2,379,150
Chemtura Corp., 7.875%, 9/1/18	1,855	1,961,662
Hexion US Finance Corp./Hexion Nova Scotia Finance, ULC, 9.00%, 11/15/20	935	820,463
INEOS Finance PLC, Sr. Notes, 9.00%, 5/15/15(1)	2,475	2,555,437
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(1)	1,900	1,615,000
Koppers, Inc., 7.875%, 12/1/19	315	333,900
Kraton Polymers LLC, Sr. Notes, 6.75%, 3/1/19	675	654,750
Lyondell Chemical Co., Sr. Notes, 11.00%, 5/1/18	2,655	2,970,281
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	1,610	1,781,062
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19(1)	1,870	1,949,475
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	535	541,688
Polypore International, Inc., 7.50%, 11/15/17	660	676,500
Solutia, Inc., 8.75%, 11/1/17	1,420	1,553,125
Vertellus Specialties, Inc., Sr. Notes, 9.375%, 10/1/15(1)	1,085	990,063

		$25,807,631

Consumer Products — 2.5%

ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15	$1,920	$2,126,400
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	7,760	7,837,600
NBTY, Inc., 9.00%, 10/1/18	1,100	1,186,625
Revlon Consumer Products Corp., 9.75%, 11/15/15	3,560	3,835,900
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	550	577,500
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(1)	2,220	2,447,550
Spectrum Brands Holdings, Inc., (PIK), 12.00%, 8/28/19	3,060	3,388,950

		$21,400,525

Containers — 1.6%

BWAY Holding Co., 10.00%, 6/15/18	$550	$566,500
Reynolds Group Holdings, Inc., 9.00%, 5/15/18(1)(2)	415	403,587
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21(1)	3,905	3,963,575
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19(1)	2,290	2,347,250
Reynolds Group Holdings, Inc., Sr. Notes, 8.75%, 10/15/16(1)	1,960	2,070,250
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19(1)	1,030	999,100
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19(1)	660	663,300
Sealed Air Corp., Sr. Notes, 8.375%, 9/15/21(1)	2,595	2,815,575

		$13,829,137

Diversified Financial Services — 3.3%

AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/17/16(1)	$2,102	$2,101,800
CIT Group, Inc., 7.00%, 5/1/15	2,000	2,002,500
CIT Group, Inc., Sr. Notes, 5.25%, 4/1/14(1)	2,605	2,605,000
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/17	4,900	4,906,125
E*Trade Financial Corp., Sr. Notes, (PIK), 12.50%, 11/30/17	3,740	4,329,050
International Lease Finance Corp., Sr. Notes, 5.875%, 5/1/13	640	640,000
International Lease Finance Corp., Sr. Notes, 6.25%, 5/15/19	2,085	1,970,256
International Lease Finance Corp., Sr. Notes, 8.25%, 12/15/20	1,565	1,623,688
International Lease Finance Corp., Sr. Notes, 8.75%, 3/15/17	1,230	1,299,495
International Lease Finance Corp., Sr. Notes, MTN, 5.65%, 6/1/14	3,100	2,991,500
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	3,775	4,218,562

		$28,687,976

Diversified Media — 4.2%

Catalina Marketing Corp., 11.625%, 10/1/17(1)	$3,090	$3,032,063
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(1)	14,135	14,241,012
Checkout Holding Corp., Sr. Notes, 0.00%, 11/15/15(1)	2,755	1,460,150
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	1,515	1,651,350
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	1,080	966,600
LBI Media, Inc., Sr. Notes, 9.25%, 4/15/19(1)	1,860	1,729,800
MDC Partners, Inc., 11.00%, 11/1/16	3,635	3,953,062
Nielsen Finance, LLC, 11.50%, 5/1/16	1,216	1,401,440
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	143	165,165
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16(1)	600	639,000
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	2,990	3,184,350
WMG Acquisition Corp., Sr. Notes, 11.50%, 10/1/18(1)	3,710	3,719,275

		$36,143,267

See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Energy — 8.7%

AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes, 6.25%, 8/20/19	$1,260	$1,253,700
Antero Resources Finance Corp., Sr. Notes, 7.25%, 8/1/19(1)	1,055	1,091,925
ATP Oil & Gas Corp., Sr. Notes, 11.875%, 5/1/15	4,560	3,807,600
Basic Energy Services, Inc., 7.75%, 2/15/19(1)	680	683,400
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	1,905	2,166,938
Bill Barrett Corp., 7.625%, 10/1/19	1,660	1,759,600
Bill Barrett Corp., 9.875%, 7/15/16	385	427,350
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(1)	825	796,125
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	4,800	4,896,000
CHC Helicopter SA, Sr. Notes, 9.25%, 10/15/20(1)	4,105	3,715,025
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(1)	1,025	1,055,750
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(1)	2,286	2,474,595
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,413,700
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	1,585	1,719,725
Continental Resources, Inc., 7.125%, 4/1/21	670	726,950
Continental Resources, Inc., 7.375%, 10/1/20	280	305,200
Denbury Resources, Inc., 8.25%, 2/15/20	1,639	1,819,290
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,393,125
Frac Tech Services, LLC/Frac Tech Finance, Inc., 7.625%, 11/15/18(1)	4,000	4,200,000
Frontier Oil Corp., 6.875%, 11/15/18	530	543,250
GMX Resources, Inc., 11.375%, 2/15/19(1)	1,060	768,500
Harvest Operations Corp., 6.875%, 10/1/17(1)	800	830,000
Holly Corp., 9.875%, 6/15/17	1,710	1,881,000
Oasis Petroleum, Inc., 6.50%, 11/1/21	890	896,675
OGX Petroleo E Gas Participacoes SA, 8.50%, 6/1/18(1)	4,740	4,740,000
Oil States International, Inc., 6.50%, 6/1/19	3,335	3,510,088
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,711,300
Petroplus Finance, Ltd., 7.00%, 5/1/17(1)	1,480	1,132,200
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(1)	1,465	1,164,675
Precision Drilling Corp., 6.625%, 11/15/20	1,000	1,067,500
Precision Drilling Corp., Sr. Notes, 6.50%, 12/15/21(1)	2,210	2,342,600
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	2,720	3,087,200
Range Resources Corp., 6.75%, 8/1/20	1,580	1,761,700
Rosetta Resources, Inc., 9.50%, 4/15/18	1,015	1,115,231
SESI, LLC, 6.375%, 5/1/19(1)	3,445	3,531,125
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	700	703,500
Venoco, Inc., 11.50%, 10/1/17	540	564,300
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19	3,745	3,529,662
W&T Offshore, Inc., Sr. Notes, 8.50%, 6/15/19(1)	2,735	2,803,375

		$75,389,879

Entertainment / Film — 0.7%

Cinemark USA, Inc., 7.375%, 6/15/21	$695	$696,738
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(1)	825	872,437
Regal Cinemas Corp., 8.625%, 7/15/19	545	585,875
Regal Entertainment Group, 9.125%, 8/15/18	2,190	2,354,250
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	1,255	1,317,750

		$5,827,050

Environmental — 0.3%

Casella Waste Systems, Inc., 7.75%, 2/15/19	$405	$390,825
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14	650	705,250
Clean Harbors, Inc., Sr. Notes, 7.625%, 8/15/16	1,025	1,089,063

		$2,185,138

Food / Beverage / Tobacco — 1.0%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(1)	$1,866	$1,811,883
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(1)	3,465	3,490,987
Michael Foods, Inc., 9.75%, 7/15/18	2,695	2,823,013
Pinnacle Foods Finance, LLC, 10.625%, 4/1/17	425	442,000

		$8,567,883

Gaming — 6.1%

Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(3)	$5,755	$2,043,025
CCM Merger, Inc., 8.00%, 8/1/13(1)	890	849,950
Harrah’s Operating Co., Inc., 5.375%, 12/15/13	1,095	985,500
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	7,630	5,226,550
Harrah’s Operating Co., Inc., 10.00%, 12/15/15	1,680	1,520,400
Harrah’s Operating Co., Inc., Sr. Notes, 10.00%, 12/15/18	670	508,363
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	3,760	4,042,000
Harrah’s Operating Co., Inc., Sr. Notes, 12.75%, 4/15/18	4,385	3,880,725
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(1)	993	973,140
Inn of the Mountain Gods Resort & Casino, Sr. Notes, (PIK), 1.25%, 11/30/20(1)	2,287	1,306,793

See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Gaming (continued)

Mandalay Resort Group, 7.625%, 7/15/13	$855	$850,725
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	2,100	2,215,500
MGM Resorts International, 6.75%, 4/1/13	2,985	2,981,269
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20	680	754,800
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	1,305	1,461,600
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	1,350	1,539,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,930	1,486,975
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	1,476,600
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	2,765	1,873,287
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(1)	1,620	1,518,750
Peninsula Gaming, LLC, 8.375%, 8/15/15	1,195	1,233,837
Peninsula Gaming, LLC, 10.75%, 8/15/17	2,880	2,980,800
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 8.625%, 4/15/16(1)	745	769,213
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(1)	3,605	3,605,000
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(1)(4)	3,776	2,176,260
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	4,335	4,790,175

		$53,050,237

Health Care — 6.4%

Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$3,345	$3,428,625
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	1,050	1,044,750
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	550	577,500
AMGH Merger Sub, Inc., 9.25%, 11/1/18(1)	1,530	1,598,850
Biomet, Inc., 11.625%, 10/15/17	8,115	8,885,925
Biomet, Inc., (PIK), 10.375%, 10/15/17	1,435	1,556,975
Capella Healthcare, Inc., 9.25%, 7/1/17(1)	640	662,400
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(1)	5,685	5,500,237
Emdeon, Inc., 11.00%, 12/31/19(1)	640	668,800
Emergency Medical Services Corp., 8.125%, 6/1/19(1)	3,640	3,658,200
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19(1)	1,305	1,415,925
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(1)	1,200	1,290,000
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22(1)	555	600,788
HCA, Inc., 7.50%, 2/15/22	4,325	4,422,312
HCA, Inc., Sr. Notes, 9.875%, 2/15/17	1,427	1,566,133
Immucor, Inc., Sr. Notes, 11.125%, 8/15/19(1)	1,175	1,222,000
inVentiv Health, Inc., Sr. Notes, 10.00%, 8/15/18(1)	935	902,275
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(1)	2,575	2,610,406
Multiplan, Inc., 9.875%, 9/1/18(1)	2,800	2,898,000
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(1)	1,080	923,400
Res-Care, Inc., Sr. Notes, 10.75%, 1/15/19	2,375	2,434,375
Rotech Healthcare, Inc., 10.50%, 3/15/18	1,915	1,532,000
Stewart Enterprises, Inc., 6.50%, 4/15/19	545	536,825
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,429,875
Teleflex, Inc., 6.875%, 6/1/19	545	566,800
Warner Chilcott Co., LLC, 7.75%, 9/15/18	3,255	3,409,613

		$55,342,989

Homebuilders / Real Estate — 1.0%

CB Richard Ellis Service, Inc., 6.625%, 10/15/20	$2,625	$2,677,500
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	5,470	6,358,875

		$9,036,375

Insurance — 0.3%

Alliant Holdings I, Inc., 11.00%, 5/1/15(1)	$1,500	$1,554,375
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(1)	670	670,000
USI Holdings Corp., Sr. Notes, 4.161%, 11/15/14(1)(5)	785	710,425

		$2,934,800

Leisure — 1.1%

NCL Corp, Ltd., Sr. Notes, 11.75%, 11/15/16	$2,615	$3,020,325
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	110	115,225
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,750	1,841,875
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	569,775
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,415,975
Royal Caribbean Cruises, Sr. Notes, 11.875%, 7/15/15	575	685,687
Seven Seas Cruises, S. DE R.L., LLC, 9.125%, 5/15/19(1)	960	984,000
Vail Resorts, Inc., Sr. Sub. Notes, 6.50%, 5/1/19(1)	700	701,750

		$9,334,612

Metals / Mining — 4.9%

Alpha Natural Resources, Inc., 6.00%, 6/1/19	$2,730	$2,723,175
Alpha Natural Resources, Inc., 6.25%, 6/1/21	2,060	2,044,550
Arch Coal, Inc., 7.00%, 6/15/19(1)	2,720	2,828,800
Arch Coal, Inc., 7.25%, 10/1/20	925	964,312

See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Metals / Mining (continued)

Arch Coal, Inc., 7.25%, 6/15/21(1)	$2,720	$2,815,200
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16	765	839,588
CII Carbon, LLC, 11.125%, 11/15/15(1)	1,755	1,857,094
CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(1)	2,435	2,495,875
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19	1,555	1,671,625
Consol Energy, Inc., 8.00%, 4/1/17	1,630	1,793,000
Consol Energy, Inc., 8.25%, 4/1/20	1,365	1,501,500
FMG Resources PTY, Ltd., Sr. Notes, 7.00%, 11/1/15(1)	6,650	6,683,250
FMG Resources PTY, Ltd., Sr. Notes, 8.25%, 11/1/19(1)	5,155	5,232,325
Novelis, Inc., 8.375%, 12/15/17	1,025	1,112,125
Novelis, Inc., 8.75%, 12/15/20	2,645	2,896,275
Quadra FNX Mining, Ltd., Sr. Notes, 7.75%, 6/15/19(1)	3,720	3,627,000
SunCoke Energy, Inc., 7.625%, 8/1/19(1)	1,315	1,334,725

		$42,420,419

Paper — 1.8%

Boise Paper Holdings, LLC, 8.00%, 4/1/20	$545	$576,337
Boise Paper Holdings, LLC, 9.00%, 11/1/17	2,200	2,365,000
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,300	2,898,000
Longview Fibre Paper & Packaging, Inc., Sr. Notes, 8.00%, 6/1/16(1)	1,375	1,402,500
Sappi Papier Holdings GmbH, Sr. Notes, 6.625%, 4/15/21(1)	3,735	3,417,525
Verso Paper Holdings, LLC/Verso Paper, Inc., 8.75%, 2/1/19	2,030	1,471,750
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	4,915	3,661,675
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, 4.004%, 8/1/14(5)	245	182,525

		$15,975,312

Railroad — 0.1%

Kansas City Southern Mexico, Sr. Notes, 6.125%, 6/15/21	$755	$792,750

		$792,750

Restaurants — 0.6%

NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	$4,835	$4,943,788

		$4,943,788

Services — 5.4%

Abengoa Finance SAU, 8.875%, 11/1/17(1)	$4,060	$4,120,900
AE Escrow Corp., 9.75%, 3/15/20(1)	2,550	2,664,750
Aramark Holdings Corp., Sr. Notes, (PIK), 8.625%, 5/1/16(1)	930	969,525
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	2,990	3,139,500
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	1,905	1,895,475
Hertz Corp., 7.50%, 10/15/18	20	20,950
Laureate Education, Inc., 10.00%, 8/15/15(1)	7,020	7,090,200
Laureate Education, Inc., 11.75%, 8/15/17(1)	4,825	4,921,500
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(1)	12,478	12,664,941
RSC Equipment Rental, Inc., 10.25%, 11/15/19	1,330	1,463,000
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(1)	3,540	3,964,800
Rural/Metro Corp., Sr. Notes, 10.125%, 7/15/19(1)	1,140	1,122,900
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	830	676,450
United Rentals North America, Inc., 10.875%, 6/15/16	2,095	2,377,825

		$47,092,716

Steel — 0.2%

JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(1)	$1,390	$1,383,050
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(3)(4)	5,225	523

		$1,383,573

Super Retail — 5.6%

Academy, Ltd./Academy Finance Corp., 9.25%, 8/1/19(1)	$2,880	$2,908,800
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	6,260	6,745,150
Limited Brands, Inc., 6.625%, 4/1/21	5,170	5,454,350
Limited Brands, Inc., 8.50%, 6/15/19	3,620	4,235,400
Michaels Stores, Inc., 7.75%, 11/1/18	575	586,500
Michaels Stores, Inc., 11.375%, 11/1/16	1,175	1,230,824
Michaels Stores, Inc., (0.00% until 11/1/11), 13.00%, 11/1/16	895	955,413
Pantry, Inc., 7.75%, 2/15/14	1,005	1,007,513
PETCO Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,945	4,211,287
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	9,550	10,111,062
Toys “R” Us, 10.75%, 7/15/17	5,500	6,132,500
Toys “R” Us, Sr. Notes, 7.375%, 9/1/16(1)	1,760	1,795,200
Toys “R” Us, Sr. Notes, 7.875%, 4/15/13	3,310	3,384,475

		$48,758,474

Technology — 2.8%

Advanced Micro Devices, Inc., 8.125%, 12/15/17	$1,005	$1,040,175
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20	350	357,000

See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Technology (continued)

Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	$2,460	$2,189,400
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15	1,385	1,236,113
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	680	708,900
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	855	899,888
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(1)	1,310	1,296,900
First Data Corp., (PIK), 10.55%, 9/24/15	2,217	2,141,024
Seagate HDD Cayman, 7.00%, 11/1/21(1)	3,435	3,383,475
SSI Investments II, Sr. Notes, 11.125%, 6/1/18	3,905	4,139,300
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15	6,375	6,900,937

		$24,293,112

Telecommunications — 6.5%

CenturyLink, Inc., Sr. Notes, 6.45%, 6/15/21	$5,440	$5,474,724
Digicel Group, Ltd., Sr. Notes, 8.25%, 9/1/17(1)	3,255	3,352,650
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(1)	1,940	2,211,600
EH Holding Corp., Sr. Notes, 6.50%, 6/15/19(1)	3,430	3,524,325
Equinix, Inc., Sr. Notes, 7.00%, 7/15/21	1,335	1,425,113
GCI, Inc., Sr. Notes, 6.75%, 6/1/21	685	673,013
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	1,415	1,496,362
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	1,613	1,687,601
Intelsat Luxembourg SA, 11.50%, 2/4/17(1)	4,140	4,150,350
Intelsat Luxembourg SA, (PIK), 11.50%, 2/4/17	1,461	1,464,433
Nextel Communications, Inc., Series E, 6.875%, 10/31/13	5,475	5,433,937
NII Capital Corp., 8.875%, 12/15/19	3,235	3,412,925
SBA Telecommunications, Inc., 8.00%, 8/15/16	1,145	1,236,600
SBA Telecommunications, Inc., 8.25%, 8/15/19	765	839,588
Sprint Nextel Corp., Sr. Notes, 6.00%, 12/1/16	3,185	2,786,875
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	4,980	5,440,650
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,552,275
Wind Acquisition Finance SA, Sr. Notes, (PIK), 12.25%, 7/15/17(1)	5,177	4,550,429
Windstream Corp., 7.75%, 10/1/21	2,445	2,561,137

		$56,274,587

Textiles / Apparel — 0.4%

Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	$2,950	$3,096,232

		$3,096,232

Transportation Ex Air / Rail — 1.1%

CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(1)	$4,135	$3,876,562
CEVA Group PLC, Sr. Notes, 11.50%, 4/1/18(1)	2,815	2,554,613
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(1)	2,065	2,095,975
CMA CGM SA, 8.50%, 4/15/17(1)	3,095	1,392,750

		$9,919,900

Utilities — 4.1%

AES Corp. (The), Sr. Notes, 7.375%, 7/1/21(1)	$1,375	$1,478,125
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Notes, 8.00%, 6/1/16(1)	3,315	3,547,050
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(1)	6,870	7,247,850
Dolphin Subsidiary II, Inc., Sr. Notes, 6.50%, 10/15/16(1)	1,910	2,067,575
Dolphin Subsidiary II, Inc., Sr. Notes, 7.25%, 10/15/21(1)	3,875	4,165,625
Dynegy Holdings, LLC, 7.625%, 10/15/26	3,205	1,939,025
Dynegy Holdings, LLC, Sr. Notes, 7.75%, 6/1/19	820	537,100
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	2,025	1,954,125
GenOn Energy, Inc., Sr. Notes, 9.875%, 10/15/20	3,720	3,943,200
NRG Energy, Inc., 7.875%, 5/15/21(1)	2,090	2,121,350
NRG Energy, Inc., 8.25%, 9/1/20	3,315	3,447,600
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	379,250
TXU Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(1)	3,665	3,170,225

		$35,998,100

Total Corporate Bonds & Notes
(identified cost $723,667,750)		$727,688,255

Senior Floating-Rate Interests — 4.5%(6)

	Principal Amount
Borrower/Tranche Description	(000’s omitted)	Value

Automotive — 0.2%

Chrysler Group, LLC, Term Loan, 6.00%, Maturing 5/24/17	$1,696	$1,607,076

		$1,607,076

Broadcasting — 1.1%

HIT Entertainment, Inc., Term Loan — Second Lien, 5.77%, Maturing 2/26/13	$9,880	$9,789,430

		$9,789,430

See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2011

Portfolio of Investments — continued

	Principal Amount
Borrower/Tranche Description	(000’s omitted)	Value

Building Materials — 0.5%

Panolam Industries International, Inc., Term Loan, 8.25%, Maturing 12/31/13	$3,124	$2,849,240
Panolam Industries International, Inc., Term Loan — Second Lien, 10.00%, Maturing 6/30/14	1,422	1,227,020

		$4,076,260

Consumer Products — 0.9%

Amscan Holdings, Inc., Term Loan, 6.75%, Maturing 12/4/17	$3,861	$3,809,120
Revlon Consumer Products Corp., Term Loan, 4.75%, Maturing 11/17/17	3,836	3,821,864

		$7,630,984

Diversified Financial Services — 0.2%

First Data Corp., Term Loan, 2.99%, Maturing 9/24/14	$1,596	$1,478,930

		$1,478,930

Food Service — 0.4%

Del Monte Foods Co., Term Loan, 4.50%, Maturing 3/8/18	$3,392	$3,315,191

		$3,315,191

Gaming — 0.3%

Cannery Casino Resorts, LLC, Term Loan — Second Lien, 4.50%, Maturing 5/16/14	$1,580	$1,374,600
CCM Merger, Inc., Term Loan, 7.00%, Maturing 3/1/17	1,155	1,150,644

		$2,525,244

Insurance — 0.3%

Asurion Corp., Term Loan — Second Lien, 9.00%, Maturing 5/24/19	$2,300	$2,268,375

		$2,268,375

Transportation Ex Air / Rail — 0.2%

CEVA Group PLC, Term Loan, 5.37%, Maturing 8/31/16	$590	$549,600
CEVA Group PLC, Term Loan, 5.43%, Maturing 8/31/16	523	487,189
CEVA Group PLC, Term Loan, 5.43%, Maturing 8/31/16	1,170	1,090,385

		$2,127,174

Utilities — 0.4%

TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.76%, Maturing 10/10/14	$5,240	$3,949,862

		$3,949,862

Total Senior Floating-Rate Interests
(identified cost $40,291,596)		$38,768,526

Convertible Bonds — 0.6%

	Principal Amount
Security	(000’s omitted)	Value

Automotive & Auto Parts — 0.4%

Ford Motor Co., 4.25%, 11/15/16	$2,180	$3,253,650

		$3,253,650

Capital Goods — 0.2%

Greenbrier Cos., Inc., 3.50%, 4/1/18(1)	$1,810	$1,529,450

		$1,529,450

Total Convertible Bonds
(identified cost $5,581,612)		$4,783,100

Common Stocks — 2.0%

Security	Shares	Value

Building Materials — 0.3%

Panolam Holdings Co.(4)(7)(8)	3,117	$2,662,043

		$2,662,043

Consumer Products — 0.0%(9)

HF Holdings, Inc.(4)(7)(8)	13,600	$66,232

		$66,232

Energy — 0.1%

SemGroup Corp.(7)	16,378	$458,256

		$458,256

Gaming — 0.3%

Greektown Superholdings, Inc.(7)	892	$60,210
Las Vegas Sands Corp.(7)	54,500	2,558,775
Shreveport Gaming Holdings, Inc.(4)	4,858	1,409

		$2,620,394

See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2011

Portfolio of Investments — continued

Security	Shares	Value

Services — 0.1%

Geo Group, Inc. (The)(7)	26,500	$483,095

		$483,095

Steel — 0.8%

RathGibson Acquisition Co., LLC(4)(7)(8)	233,000	$7,199,700

		$7,199,700

Super Retail — 0.2%

GNC Holdings, Inc., Class A(7)	96,898	$2,398,225

		$2,398,225

Technology — 0.2%

Amkor Technology, Inc.(7)	350,000	$1,694,000

		$1,694,000

Total Common Stocks
(identified cost $10,259,394)		$17,581,945

Convertible Preferred Stocks — 1.2%

Security	Shares	Value

Automotive & Auto Parts — 0.9%

General Motors Co., 4.75%	131,495	$5,464,932
Goodyear Tire & Rubber Co. (The), 5.875%	50,000	2,511,000

		$7,975,932

Energy — 0.3%

Chesapeake Energy Corp., 4.50%	22,471	$2,172,721
Chesapeake Energy Corp., 5.00%	6,292	578,864

		$2,751,585

Total Convertible Preferred Stocks
(identified cost $12,051,900)		$10,727,517

Preferred Stocks — 0.3%

Security	Shares	Value

Banks and Thrifts — 0.3%

GMAC Capital Trust I, 8.125%	129,800	$2,720,608

		$2,720,608

Total Preferred Stocks
(identified cost $3,273,234)		$2,720,608

Miscellaneous — 0.0%(9)

Security	Shares	Value

Cable / Satellite TV — 0.0%(9)

Adelphia, Inc., Escrow Certificate(7)	7,585,000	$28,444
Adelphia, Inc., Escrow Certificate(7)	3,555,000	13,331
Adelphia Recovery Trust(7)	10,758,837	64,553

		$106,328

Gaming — 0.0%(9)

BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(7)(8)	5,410	$32,460

		$32,460

Health Care — 0.0%(9)

US Oncology, Inc., Escrow Certificate(7)	705,000	$8,813

		$8,813

Services — 0.0%(9)

NCS Acquisition Corp., Escrow Certificate(4)(7)	2,640,000	$182,028

		$182,028

Total Miscellaneous
(identified cost $9,984,974)		$329,629

Warrants — 0.3%

Security	Shares	Value

Energy — 0.0%(9)

SemGroup Corp., Expires 11/30/14(7)	17,240	$128,438

		$128,438

Food / Beverage / Tobacco — 0.0%(9)

ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(7)	1,610	$201,250

		$201,250

Gaming — 0.3%

Peninsula Gaming, LLC, Convertible Preferred Membership Interests(4)(7)(8)	25,351	$2,307,466

		$2,307,466

See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2011

Portfolio of Investments — continued

Security	Shares	Value

Publishing / Printing — 0.0%

Reader’s Digest Association, Inc. (The), Expires 2/14/19(4)(7)(8)	17,588	$0

		$0

Total Warrants
(identified cost $172)		$2,637,154

Short-Term Investments — 5.4%

	Interest
Security	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(10)	$46,544	$46,543,756

Total Short-Term Investments
(identified cost $46,543,756)		$46,543,756

Total Investments — 98.2%
(identified cost $851,654,388)		$851,780,490

Other Assets, Less Liabilities — 1.8%		$15,216,688

Net Assets — 100.0%		$866,997,178

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

MTN	- Medium-Term Note
PIK	- Payment In Kind

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2011, the aggregate value of these securities is $309,532,864 or 35.7% of the Portfolio’s net assets.

(2)	Multi-step coupon bond. Interest rate represents the rate in effect at October 31, 2011.

(3)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2011.

(6)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(7)	Non-income producing security.

(8)	Restricted security (see Note 5).

(9)	Amount is less than 0.05%.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2011.

See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2011

Statement of Assets and Liabilities

Assets	October 31, 2011

Unaffiliated investments, at value (identified cost, $805,110,632)	$805,236,734
Affiliated investment, at value (identified cost, $46,543,756)	46,543,756
Cash	264,304
Interest and dividends receivable	17,708,191
Interest receivable from affiliated investment	2,436
Receivable for investments sold	4,405,902
Receivable for open swap contracts	1,305,089
Premium paid on open swap contracts	6,142,751

Total assets	$881,609,163

Liabilities

Payable for investments purchased	$8,507,939
Payable for open swap contracts	1,734,771
Premium received on open swap contracts	3,846,868
Payable to affiliates:
Investment adviser fee	379,777
Trustees’ fees	2,553
Accrued expenses	140,077

Total liabilities	$14,611,985

Net Assets applicable to investors’ interest in Portfolio	$866,997,178

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$867,300,758
Net unrealized depreciation	(303,580)

Total	$866,997,178

See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2011

Statement of Operations

Year Ended
Investment Income	October 31, 2011

Interest and other income	$72,437,899
Dividends (net of foreign taxes, $3,672)	1,284,206
Interest allocated from affiliated investment	31,876
Expenses allocated from affiliated investment	(3,036)

Total investment income	$73,750,945

Expenses

Investment adviser fee	$4,791,153
Trustees’ fees and expenses	29,846
Custodian fee	261,335
Legal and accounting services	104,896
Interest expense on securities sold short	135,781
Miscellaneous	44,621

Total expenses	$5,367,632

Deduct —
Reduction of custodian fee	$678

Total expense reductions	$678

Net expenses	$5,366,954

Net investment income	$68,383,991

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(15,969,661)
Investment transactions allocated from affiliated investment	1,227
Securities sold short	(354,808)
Swap contracts	(31,323)

Net realized loss	$(16,354,565)

Change in unrealized appreciation (depreciation) —
Investments	$(696,110)
Swap contracts	(1,062,875)

Net change in unrealized appreciation (depreciation)	$(1,758,985)

Net realized and unrealized loss	$(18,113,550)

Net increase in net assets from operations	$50,270,441

See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2011

Statements of Changes in Net Assets

	Year Ended October 31,

Increase (Decrease) in Net Assets	2011	2010

From operations —
Net investment income	$68,383,991	$68,174,020
Net realized gain (loss) from investment transactions, securities sold short and swap contracts	(16,354,565)	19,512,393
Net change in unrealized appreciation (depreciation) from investments and swap contracts	(1,758,985)	53,571,187

Net increase in net assets from operations	$50,270,441	$141,257,600

Capital transactions —
Contributions	$185,626,627	$104,640,446
Withdrawals	(221,059,169)	(104,594,857)

Net increase (decrease) in net assets from capital transactions	$(35,432,542)	$45,589

Net increase in net assets	$14,837,899	$141,303,189

Net Assets

At beginning of year	$852,159,279	$710,856,090

At end of year	$866,997,178	$852,159,279

See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2011

Supplementary Data

	Year Ended October 31,

Ratios/Supplemental Data	2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.60%	0.64%	0.79%	0.70%	0.63%
Net investment income	7.67%	8.65%	11.34%	9.38%	8.33%
Portfolio Turnover	78%	79%	72%	48%	81%

Total Return	5.90%	19.52%	38.97%	(29.08)%	6.54%

Net assets, end of year (000’s omitted)	$866,997	$852,159	$710,856	$480,061	$872,268

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2011

Notes to Financial Statements

1 Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2011, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 55.0%, 22.5%, 17.1% and 2.6%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

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October 31, 2011

Notes to Financial Statements — continued

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Note 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in

High Income Opportunities Portfolio

October 31, 2011

Notes to Financial Statements — continued

the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

J Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2011, the Portfolio’s investment adviser fee amounted to $4,791,153 or 0.54% of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and short sale transactions and including maturities, paydowns and principal repayments on Senior Loans, aggregated $669,679,966 and $664,364,698, respectively, for the year ended October 31, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$856,455,897

Gross unrealized appreciation	$40,417,987
Gross unrealized depreciation	(45,093,394)

Net unrealized depreciation	$(4,675,407)

5 Restricted Securities

At October 31, 2011, the Portfolio owned the following securities (representing 1.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

High Income Opportunities Portfolio

October 31, 2011

Notes to Financial Statements — continued

	Date of
Description	Acquisition	Shares	Cost		Value

Stocks, Miscellaneous and Warrants
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675		$32,460
HF Holdings, Inc.	10/27/09	13,600	730,450		66,232
Panolam Holdings Co.	12/30/09	3,117	1,712,791		2,662,043
Peninsula Gaming, LLC, Convertible Preferred Membership Interests	7/8/99	25,351	0	(1)	2,307,466
RathGibson Acquisition Co., LLC	6/14/10	233,000	1,236,540		7,199,700
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	17,588	0		0

Total Restricted Securities			$3,774,456		$12,267,901

(1)	Less than $0.50.

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2011 is as follows:

Credit Default Swaps — Sell Protection
								Upfront	Net
			Notional	Receive				Payments	Unrealized
		Credit	Amount**	Annual		Termination	Market	Received	Appreciation
Counterparty	Reference Entity	Rating*	(000’s omitted)	Fixed Rate		Date	Value	(Paid)	(Depreciation)

Bank of America	Amkor Technology, Inc.	Ba3/BB	$1,150	5.00	%(1)	6/20/15	$5,754	$37,141	$42,895
Barclays Bank PLC	Amkor Technology, Inc.	Ba3/BB	2,000	5.00	(1)	6/20/15	10,008	100,367	110,375
Deutsche Bank	Ford Motor Co.	Ba2/BB+	1,100	5.00	(1)	9/20/16	76,586	(47,358)	29,228
Deutsche Bank	Ford Motor Co.	Ba2/BB+	1,100	5.00	(1)	9/20/16	76,586	(84,757)	(8,171)
Deutsche Bank	Ford Motor Co.	Ba2/BB+	2,100	5.00	(1)	12/20/16	142,994	(109,197)	33,797
Deutsche Bank	Freescale Semiconductor, Inc.	Caa1/CCC+	5,000	5.00	(1)	12/20/16	(689,746)	1,007,132	317,386
Deutsche Bank	Freescale Semiconductor, Inc.	Caa1/CCC+	5,000	5.00	(1)	12/20/16	(689,746)	969,831	280,085
Deutsche Bank	Freescale Semiconductor, Inc.	Caa1/CCC+	5,000	5.00	(1)	12/20/16	(689,746)	909,591	219,845
Deutsche Bank	Freescale Semiconductor, Inc.	Caa1/CCC+	5,000	5.00	(1)	12/20/16	(689,746)	822,806	133,060
Goldman Sachs, Inc.	Ford Motor Co.	Ba2/BB+	1,100	5.00	(1)	9/20/16	76,586	(54,848)	21,738
Goldman Sachs, Inc.	Ford Motor Co.	Ba2/BB+	2,100	5.00	(1)	12/20/16	142,994	(80,892)	62,102

							$(2,227,476)	$3,469,816	$1,242,340

High Income Opportunities Portfolio

October 31, 2011

Notes to Financial Statements — continued

Credit Default Swaps — Buy Protection
								Net
		Notional	Pay				Upfront	Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Counterparty	Reference Entity	(000’s omitted)	Fixed Rate		Date	Value	Paid	(Depreciation)

Credit Default Swaps — Buy Protection
								Net
		Notional	Pay				Upfront	Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Counterparty	Reference Entity	(000’s omitted)	Fixed Rate		Date	Value	Paid	(Depreciation)

Bank of America	Gap, Inc. (The)	$5,000	1.00	%(1)	6/20/16	$273,904	$(219,326)	$54,578
Deutsche Bank	First Data Corp	5,000	5.00	(1)	12/20/16	800,875	(972,409)	(171,534)
Deutsche Bank	First Data Corp.	5,000	5.00	(1)	12/20/16	800,875	(1,059,115)	(258,240)
Deutsche Bank	First Data Corp.	5,000	5.00	(1)	12/20/16	800,875	(1,119,034)	(318,159)
Deutsche Bank	First Data Corp.	5,000	5.00	(1)	12/20/16	800,875	(1,119,035)	(318,160)
Deutsche Bank	Markit CDX North America High Yield Index	10,445	5.00	(1)	12/20/16	569,527	(852,458)	(282,931)
Goldman Sachs, Inc.	Vulcan Materials Co.	1,500	5.00	(1)	12/20/16	10,788	(110,555)	(99,767)
Morgan Stanley	Vulcan Materials Co.	2,500	5.00	(1)	12/20/16	17,979	(150,120)	(132,141)
Morgan Stanley	Vulcan Materials Co.	2,500	5.00	(1)	12/20/16	17,979	(163,647)	(145,668)

						$4,093,677	$(5,765,699)	$(1,672,022)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $30,650,000.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At October 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps in a liability position. At October 31, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $1,734,771.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At October 31, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $1,305,089, with the highest amount from any one counterparty being $1,013,401. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At October 31, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $1,097,241 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at October 31, 2011 was as follows:

	Fair Value

Derivative	Asset Derivative(1)	Liability Derivative(2)

Credit default swap contracts	$4,625,185	$(2,758,984)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid/received on open swap contracts.
(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Premium paid/received on open swap contracts.

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October 31, 2011

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is credit risk for the year ended October 31, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Credit default swap contracts	$(31,323)	$(1,062,875)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of credit default swap contracts outstanding during the year ended October 31, 2011, which is indicative of the volume of this derivative type, was approximately $18,663,000.

7 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million ($450 million prior to September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.10% prior to September 12, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2011.

8 Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

High Income Opportunities Portfolio

October 31, 2011

Notes to Financial Statements — continued

At October 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$725,511,472	$2,176,783	$727,688,255
Senior Floating-Rate Interests	—	38,768,526	—	38,768,526
Convertible Bonds	—	4,783,100	—	4,783,100
Common Stocks	7,592,351	60,210	9,929,384	17,581,945
Convertible Preferred Stocks	10,727,517	—	—	10,727,517
Preferred Stocks	2,720,608	—	—	2,720,608
Miscellaneous	—	147,601	182,028	329,629
Warrants	—	329,688	2,307,466	2,637,154
Short-Term Investments	—	46,543,756	—	46,543,756

Total Investments	$21,040,476	$816,144,353	$14,595,661	$851,780,490

Credit Default Swaps	$—	$4,625,185	$—	$4,625,185

Total	$21,040,476	$820,769,538	$14,595,661	$856,405,675

Liability Description

Credit Default Swaps	$—	$(2,758,984)	$—	$(2,758,984)

Total	$—	$(2,758,984)	$—	$(2,758,984)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments
	in Corporate	Investments	Investments
	Bonds &	in Common	in Preferred	Investments in	Investments
	Notes	Stocks	Stocks	Miscellaneous	in Warrants	Total

Balance as of October 31, 2010	$3,440,236	$9,587,193	$242,100	$—	$2,148,261	$15,417,790
Realized gains (losses)	(9,563,298)	(1,784,712)	(4,452,620)	—	—	(15,800,630)
Change in net unrealized appreciation (depreciation)*	9,625,625	2,670,993	4,488,270	929,780	159,205	17,873,873
Cost of purchases**	—	—	—	—	—	—
Proceeds from sales**	(1,388,565)	(544,090)	(277,750)	(926,242)	—	(3,136,647)
Accrued discount (premium)	9,490	—	—	—	—	9,490
Transfers to Level 3***	53,295	—	—	178,490	—	231,785
Transfers from Level 3***	—	—	—	—	—	—

Balance as of October 31, 2011	$2,176,783	$9,929,384	$—	$182,028	$2,307,466	$14,595,661

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2011*	$(244,491)	$1,747,430	$—	$929,780	$159,205	$2,591,924

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Cost of purchases may include securities received in corporate actions; Proceeds from sales may include securities delivered in corporate actions.
***	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At October 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

High Income Opportunities Portfolio

October 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of High Income Opportunities Portfolio:

We have audited the accompanying statement of assets and liabilities of High Income Opportunities Portfolio (“the Portfolio”), including the portfolio of investments, as of October 31, 2011, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2011, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of High Income Opportunities Portfolio as of October 31, 2011, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 22, 2011

Eaton Vance
High Income Opportunities Fund

October 31, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
with the
Name and	Trust and	Length of	Principal Occupation(s) and Directorships
Year of Birth	the Portfolio	Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 179 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Eaton Vance
High Income Opportunities Fund

October 31, 2011

Management and Organization — continued

Position(s)
with the
Name and	Trust and	Length of	Principal Occupation(s) and Directorships
Year of Birth	the Portfolio	Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
with the
Name and	Trust and	Length of	Principal Occupation(s)
Year of Birth	the Portfolio	Service	During Past Five Years

Duncan W. Richardson 1957	President of the Trust	Since 2011(2)	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Michael W. Weilheimer 1961	President of the Portfolio	Since 2002	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.

Eaton Vance
High Income Opportunities Fund

October 31, 2011

Management and Organization — continued

Position(s)
with the
Name and	Trust and	Length of	Principal Occupation(s)
Year of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).
(2)	Prior to 2011, Mr. Richardson was Vice President of the Trust since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
High Income Opportunities Fund

October 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of High Income Opportunities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

446-12/11	HISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling
1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2010 and October 31, 2011 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/10	10/31/11

Audit Fees	$75,230	$75,980
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,960	$13,090
All Other Fees(3)	$900	$0

Total	$89,090	$89,070

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2010 and October 31, 2011; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/10	10/31/11

Registrant	$13,860	$13,090
Eaton Vance(1)	$278,901	$226,431

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.

Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	December 22, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	December 22, 2011

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	December 22, 2011